Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Loss for the period	$ (15,193)	$ (21,396)	$ (28,897)	$ (41,096)
Items that may be reclassified to statement of loss (net of tax)
Currency translation adjustments	252	3,680	(9,139)	5,651
Total items that may be reclassified to statement of loss	252	3,680	(9,139)	5,651
Items that will not be reclassified to statement of loss (net of tax)
Remeasurement of defined benefit plans	(41)	(226)	(58)	(296)
Total items that will not be reclassified to statement of loss	(41)	(226)	(58)	(296)
Other comprehensive (loss) income for the period	211	3,454	(9,197)	5,355
Total comprehensive income (loss)	(14,982)	(17,942)	(38,094)	(35,741)
Attributable to owners of the parent	$ (14,982)	$ (17,942)	$ (38,094)	$ (35,741)